Share Options - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.23%
Expected volatility		43.70%
Expected dividends	0.00%	0.00%
Fair value of option (in gbp per share)		£ 3.50